Transactions with Related Parties - Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	₩ 388,420	₩ 440,386	₩ 419,966
Operating expense and others	2,406,342	2,340,143	2,306,202
Acquisition of property and equipment	348,365	331,956	396,186
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	50,127	58,725	60,933
Operating expense and others	256	178	75
Acquisition of property and equipment	0
SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	19,501	21,438	22,162
Operating expense and others	660,578	633,265	662,247
Acquisition of property and equipment	125,691	120,926	114,895
F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	3,227	3,876	3,490
Operating expense and others	48,035	49,398	49,227
Acquisition of property and equipment	266	552	265
SK AMERICAS Inc. (formerly, SK USA Inc.) [Member]
Disclosure of transactions between related parties [Line Items]
Operating expense and others		5,384
Happy Narae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	1,317	1,472	1,637
Operating expense and others	15,760	35,461	24,727
Acquisition of property and equipment	108,074	92,375	143,188
KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			8,932
Operating expense and others			1,820
Acquisition of property and equipment			22
Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	9,551	12,972	20,290
Operating expense and others	0
Acquisition of property and equipment	0
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	10,154	8,806	13,795
Operating expense and others	13,051	15,962	5,608
Acquisition of property and equipment	296	865	80
Content Wavve Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	13,432	14,524	6,797
Operating expense and others	83,164	87,263	108,760
Acquisition of property and equipment	0	176	229
Associates [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	23,581	25,654	46,507
Operating expense and others	66,548	70,744	56,655
Acquisition of property and equipment	562	1,417	367
SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	14,630	33,571	27,524
Operating expense and others	16,757	18,977	19,598
Acquisition of property and equipment	0
SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	3,822	4,113	4,585
Operating expense and others	264	540	710
Acquisition of property and equipment	0
SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	5,096	5,876	4,312
Operating expense and others	1,011,217	970,662	904,320
Acquisition of property and equipment	0	1	288
SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	5,300	5,471	6,110
Operating expense and others	67,713	72,274	71,432
Acquisition of property and equipment	4,352	8,393	7,891
Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	47,355	52,039	40,058
Operating expense and others	75,040	21,884	29,610
Acquisition of property and equipment	25,236	13,292	20,555
Others [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	345,338	393,294	351,297
Operating expense and others	1,679,216	1,636,134	1,587,300
Acquisition of property and equipment	222,112	209,613	280,924
SK RENT A C A R Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	8,336	14,023	14,992
Operating expense and others	14,462	20,231	15,891
Acquisition of property and equipment	169
DREAMUS COMPANY [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	5,526	6,202	7,235
Operating expense and others	66,242	77,452	85,193
Acquisition of property and equipment	265	284	649
SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	15,580	18,308	19,753
Operating expense and others	84,536	88,250	95,261
Acquisition of property and equipment	14,656	16,338	17,481
Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	69,448	72,683	71,972
Operating expense and others	31,277	34,053	31,589
Acquisition of property and equipment	0
UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	88	172	283
Operating expense and others	55,902	50,263	46,222
Acquisition of property and equipment	50,497	52,733	53,897
SK USA, Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	649
Operating expense and others	5,462
Acquisition of property and equipment	0
One Store Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	14,588	16,265	17,181
Operating expense and others	1,604	166	24
Acquisition of property and equipment	0
Tmap Mobility Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	24,291	24,862	22,011
Operating expense and others	6,452	10,003	4,973
Acquisition of property and equipment	0	0	892
SK Geo Centric Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	847	835	925
Operating expense and others	187	2	1
Acquisition of property and equipment	0
SK Ecoplant Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	2,993	2,547	3,330
Operating expense and others	0	0	112
Acquisition of property and equipment	0		0
SK Magic Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	1,522	1,632	2,204
Operating expense and others	796	1,142	1,071
Acquisition of property and equipment	0
SK Shieldus Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	61,040	59,974	39,455
Operating expense and others	147,587	147,333	147,731
Acquisition of property and equipment	₩ 18,863	₩ 26,021	₩ 35,854